Corporate governance	12 Months Ended
Dec. 31, 2018
Corporate governance
Corporate governance

31. Corporate governance

The Management Board of the General Partner, represented by Fresenius Medical Care Management AG, and the Supervisory Board of Fresenius Medical Care AG & Co. KGaA issued a compliance declaration pursuant to Section 161 of the German Stock Corporation Act (AktG). The Company has frequently made this declaration available to the public by publishing it on its website: HYPERLINK "https://www.freseniusmedicalcare.com/en/investors/corporate-governance/declaration-of-compliance/" https://www.freseniusmedicalcare.com/en/investors/corporate-governance/declaration-of-compliance/.